Note 3 - Summary of Significant Accounting Policies (Details) - Property Plant and Equipment	12 Months Ended
Dec. 31, 2013
Transportation Equipment [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Property Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Furniture, Fixtures & Other Plant Equipment [Member] | Minimum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Property Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Furniture, Fixtures & Other Plant Equipment [Member] | Maximum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Property Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Water Disposal, Handling and Storage Equipment [Member] | Minimum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Property Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Water Disposal, Handling and Storage Equipment [Member] | Maximum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Property Plant and Equipment [Line Items]
Property plant and equipment useful life	20 years
Land Improvements [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Property Plant and Equipment [Line Items]
Property plant and equipment useful life	15 years
Building [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Property Plant and Equipment [Line Items]
Property plant and equipment useful life	30 years
Water Disposal and Handling Facilities [Member] | Minimum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Property Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Water Disposal and Handling Facilities [Member] | Maximum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Property Plant and Equipment [Line Items]
Property plant and equipment useful life	20 years